SHAREHOLDERS' DEFICIT (Detail Textuals 3) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 14, 2016	Sep. 18, 2015	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Gross proceeds from sale of preferred stock and warrants	$ 4,080		$ 4,080	$ 4,080	$ 1,899,999
Series B Convertible Preferred Stock | Warrant Liability
Stockholders Equity Note [Line Items]
Portion of proceeds from rights offering allocated to warrant liability		$ 364,928
Gross proceeds from sale of preferred stock and warrants		$ 3,489,423
Valuation techniques of fair value of warrant liability		Black-Scholes option pricing model
Expected volatility		422.00%
Risk free interest rate		0.10%
Expected term		2 years 1 month 6 days
Percentage of assumed dividend yield		0.00%
Proceeds from private placement		$ 3,124,495
Legal Fees		$ 13,013